Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Taxation
	For the years ended December 31,
	2022		2023		2024
Income tax expense	NT$	-	NT$	-	NT$	-
Deferred tax expense (benefit)		6,429		1,019		(771)
Total	NT$	6,429	NT$	1,019	NT$	(771)

Schedule of Reconciliation of the Company's Total Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income/(loss) before income taxes for the years ended December 31,2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
Profit/(loss) before income tax provision	NT$	21,452	NT$	(62,010)	NT$	(152,717)
Income tax computed at statutory tax rate		2,613		(12,402)		(30,544)
Non-taxable income and non-deductible expenses		1,353		28		36
Temporary differences that unrecognized deferred tax assets		-		4,121		-
Tax loss that unrecognized deferred tax assets		2,463		9,272		-
Change in valuation allowance		-		-		22,905
Effect of income tax rate differences in jurisdictions other than Taiwan		-		-		6,832
Income taxes expenses/ (benefits)	NT$	6,429	NT$	1,019	NT$	(771)

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2023		2024
Deferred tax assets, net
Inventory write-down	NT$	4,121	NT$	8,780
Net operating loss carried forward		21,175		31,214
Total deferred tax assets	NT$	25,296	NT$	39,994
Valuation allowance		(25,296)		(37,563)
Deferred tax assets, net of valuation allowance	NT$	-	NT$	2,430

Deferred tax liability:
Unrealized exchange benefit	NT$	(73)	NT$	(1,732)
Total deferred tax liability	NT$	(73)	NT$	(1,732)

Net deferred tax (liability) assets	NT$	(73)	NT$	698